Segment Reporting - Additional Information (Details)	9 Months Ended
	Sep. 30, 2025 Country Customer	Sep. 30, 2024 Customer
Disclosure Of Operating Segments [Line Items]
Number of countries in which revenues arise from operations | Country	40
Percentage of revenue by region	10.00%
Percentage of revenue from top 10 merchants	60.00%	(62.00%)
Number of customers accounted for more than 10% of total revenue on individual level | Customer	2	2